THOMPSON ATLANTA  BRUSSELS  CINCINNATI  CLEVELAND  COLUMBUS  DAYTON  NEW YORK   WASHINGTON, D.C.

       HINE

June 22, 2009

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington D.C. 20549

Re: Presidio Funds, File Nos. 333-122412 and 811-21707

Ladies and Gentlemen:

On behalf of Presidio Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Presidio Fund (the "Fund").  The main purpose of the filing is to increase the foreign securities limitation from 25% to 50%.  Please note that the registrant has requested an effective date of August 28, 2009.

If you have any questions, please contact Marc Collins at (513)-352-6774.

Very truly yours,

/s/Thompson Hine

THOMPSON HINE LLP